Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table provides information for fiscal years 2024, 2023 and 2022 with respect to the compensation, as calculated under SEC rules, of our principal executive officers (“PEO”), which includes both our current and former CEOs, the average compensation of our other NEOs, and certain performance measures specified under SEC rules.
Pay Versus Performance Table
	Principal Executive Officers (“PEOs”)(1)
Fiscal Year (a)	Forgy SCT Total (b)	Lada SCT Table (b)	Christian SCT Table (b)	Forgy Compensation Actually Paid (c)(3)	Lada Compensation Actually Paid (c)(3)	Christian Compensation Actually Paid (c)(3)
2024	$1,656,270	$—	$—	$1,177,742	$—	$—
2023	1,751,842	—	—	1,796,443	—	—
2022	639,740	310,422	5,527,664	604,528	304,032	5,561,608
Fiscal Year	Average SCT Total for Non-PEO NEOs (d)(2)	Average Compensation Actually Paid to Non- PEO NEOs (e)(3)	Value of Fixed $100 Investment Based on Total Share Return (f)(4)	Net Income (h)(5)
2024	$627,788	$469,399	$67.80	$3,460,000
2023	636,321	638,334	125.45	9,500,000
2022	585,681	553,693	117.79	9,202,000

(1)
For fiscal years 2024 and 2023, our PEO was Christopher S. Forgy. For fiscal year 2022, Edward K. Christian served as our PEO from January 1, 2022 until August 19, 2022, Warren S. Lada served as our PEO on an interim basis from August 21, 2022 until December 6, 2022, and our current PEO Mr. Forgy was appointed PEO on December 7, 2022.

(2)
For fiscal years 2023 and 2024, our non-PEO named executive officers (“NEOs”) included Samuel D. Bush and Wayne P. Leland. For fiscal year 2022, our non-PEO NEOs included Samuel D. Bush and Catherine A. Bobinski.
(3)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	Current PEO Forgy			Former PEO Lada	Former PEO Christian
PEO	2024	2023	2022	2022	2022
Summary Compensation Table (“SCT”) Total for PEO (columns (b))	$1,656,270	$1,751,842	$639,740	$310,422	$5,527,664
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(522,753)	(737,005)	(187,698)	(34,497)	—
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	486,169	803,809	154,344	28,367	—
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(294,821)	(8,173)	(2,017)	(285)	—
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(147,123)	(14,030)	159	26	33,944
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	—	—	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—	—	—
+ excess fair value for equity award modifications	—	—	—	—	—
Compensation Actually Paid to PEO (columns (c))	$1,177,742	$1,796,443	$604,528	$304,032	$5,561,608
Average for Non-PEO NEOs	2024	2023	2022
Average SCT Total for Non-PEO NEOs (columns (d))	$627,788	$636,321	$585,681
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(146,003)	(202,763)	(170,004)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	135,785	221,142	137,795
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(92,799)	(6,057)	(1,950)
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(55,372)	(10,309)	171
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
+ excess fair value for equity award modification	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (columns (e))	$469,399	$638,334	$553,693

(4)
For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.

(5)
Net income is rounded to the nearest thousand.

Named Executive Officers, Footnote
(1)
For fiscal years 2024 and 2023, our PEO was Christopher S. Forgy. For fiscal year 2022, Edward K. Christian served as our PEO from January 1, 2022 until August 19, 2022, Warren S. Lada served as our PEO on an interim basis from August 21, 2022 until December 6, 2022, and our current PEO Mr. Forgy was appointed PEO on December 7, 2022.

(2)
For fiscal years 2023 and 2024, our non-PEO named executive officers (“NEOs”) included Samuel D. Bush and Wayne P. Leland. For fiscal year 2022, our non-PEO NEOs included Samuel D. Bush and Catherine A. Bobinski.

Adjustment To PEO Compensation, Footnote
(3)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	Current PEO Forgy			Former PEO Lada	Former PEO Christian
PEO	2024	2023	2022	2022	2022
Summary Compensation Table (“SCT”) Total for PEO (columns (b))	$1,656,270	$1,751,842	$639,740	$310,422	$5,527,664
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(522,753)	(737,005)	(187,698)	(34,497)	—
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	486,169	803,809	154,344	28,367	—
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(294,821)	(8,173)	(2,017)	(285)	—
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(147,123)	(14,030)	159	26	33,944
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	—	—	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—	—	—
+ excess fair value for equity award modifications	—	—	—	—	—
Compensation Actually Paid to PEO (columns (c))	$1,177,742	$1,796,443	$604,528	$304,032	$5,561,608

Non-PEO NEO Average Total Compensation Amount	$ 627,788	$ 636,321	$ 585,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 469,399	638,334	553,693
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:
Average for Non-PEO NEOs	2024	2023	2022
Average SCT Total for Non-PEO NEOs (columns (d))	$627,788	$636,321	$585,681
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(146,003)	(202,763)	(170,004)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	135,785	221,142	137,795
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(92,799)	(6,057)	(1,950)
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(55,372)	(10,309)	171
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
+ excess fair value for equity award modification	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (columns (e))	$469,399	$638,334	$553,693

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 67.8	125.45	117.79
Net Income (Loss)	$ 3,460,000	9,500,000	9,202,000
PEO Name	Christopher S. Forgy
Forgy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,656,270	1,751,842	639,740
PEO Actually Paid Compensation Amount	1,177,742	1,796,443	604,528
Lada [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			310,422
PEO Actually Paid Compensation Amount			304,032
Christian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,527,664
PEO Actually Paid Compensation Amount			5,561,608
PEO | Forgy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(522,753)	(737,005)	(187,698)
PEO | Forgy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,169	803,809	154,344
PEO | Forgy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,821)	(8,173)	(2,017)
PEO | Forgy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Forgy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,123)	(14,030)	159
PEO | Forgy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Forgy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Forgy [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lada [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,497)
PEO | Lada [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,367
PEO | Lada [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(285)
PEO | Lada [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lada [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26
PEO | Lada [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lada [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lada [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			33,944
PEO | Christian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,003)	(202,763)	(170,004)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,785	221,142	137,795
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,799)	(6,057)	(1,950)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,372)	(10,309)	171
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount